Inventories (Tables)	12 Months Ended
Dec. 31, 2024
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Disclosure Of Detailed Information About Inventory

	As of December 31, 2024	As of December 31, 2023
Crude oil stock (Note 6.2)	4,384	2,664
Materials and spare parts	2,082	4,651
Assigned crude oil stock	3	234

Total inventories	6,469	7,549